Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000798250
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEGX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGBX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFECX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEIX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEWX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFELX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGRX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEHX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEJX